Accounts Payable and Accrued Liabilities - Schedule of accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025
Payables and Accruals [Abstract]
Accounts payable	$ 10,168	$ 11,650
Accrued liabilities	5,148	2,254
Holdback payable	500	500
Other payable	1,241	973
Total	$ 17,057	$ 15,377